JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 79.6%
Fixed Income — 21.3%
iShares MBS ETF	43		4,618
iShares US Treasury Bond ETF	363		9,641
Vanguard Short-Term Bond ETF	174		14,241
Vanguard Total International Bond ETF	1,290		73,464

Total Fixed Income			101,964

International Equity — 19.1%
iShares Core MSCI Emerging Markets ETF	153		9,443
iShares MSCI EAFE ETF	90		7,024
JPMorgan BetaBuilders Canada ETF (a)	149		9,354
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	128		6,927
JPMorgan BetaBuilders Europe ETF (a)	743		42,403
JPMorgan BetaBuilders Japan ETF (a)	259		15,202

Total International Equity			90,353

U.S. Equity — 39.2%
iShares Core S&P 500 ETF	325		140,190
SPDR S&P 500 ETF Trust	110		47,162

Total U.S. Equity			187,352

TOTAL EXCHANGE-TRADED FUNDS (Cost $286,663)			379,669

INVESTMENT COMPANIES — 17.1%
Alternative Assets — 4.1%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	773		8,314
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	32		6,357
Neuberger Berman Long Short Fund Class Institutional Shares *	277		4,902

Total Alternative Assets			19,573

Fixed Income — 12.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,452		29,397
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	561		4,787
JPMorgan High Yield Fund Class R6 Shares (a)	1,267		9,262
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	361		4,011
Lord Abbett Short Duration Income Fund Class F3 Shares	2,313		9,690

Total Fixed Income			57,147

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares	468		4,608

TOTAL INVESTMENT COMPANIES (Cost $74,352)			81,328

COMMON STOCKS — 2.4%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1		84
Meggitt plc (United Kingdom) *	3		28
MTU Aero Engines AG (Germany)	–	(c)	24
Safran SA (France)	1		131

			267

Air Freight & Logistics — 0.0% (d)
DSV A/S (Denmark)	–	(c)	56

Auto Components — 0.0% (d)
Autoliv, Inc., SDR (Sweden)	–	(c)	21
Denso Corp. (Japan)	–	(c)	26
Magna International, Inc. (Canada)	1		51
Stanley Electric Co. Ltd. (Japan)	1		18
Sumitomo Rubber Industries Ltd. (Japan)	1		10

			126

Automobiles — 0.0% (d)
Honda Motor Co. Ltd. (Japan)	1		15
Suzuki Motor Corp. (Japan)	1		27
Toyota Motor Corp. (Japan)	5		89

			131

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	1		27
Banco Bilbao Vizcaya Argentaria SA (Spain)	10		63
BNP Paribas SA (France)	1		88
Close Brothers Group plc (United Kingdom)	–	(c)	10
DBS Group Holdings Ltd. (Singapore)	3		76
DNB Bank ASA (Norway)	5		114
Erste Group Bank AG (Austria)	1		28
HDFC Bank Ltd., ADR (India)	1		43
ING Groep NV (Netherlands)	7		100
Intesa Sanpaolo SpA (Italy)	18		50
Lloyds Banking Group plc (United Kingdom)	49		30
Mitsubishi UFJ Financial Group, Inc. (Japan)	5		27
National Bank of Canada (Canada)	1		58
Standard Chartered plc (United Kingdom)	2		12
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		17
Svenska Handelsbanken AB, Class A (Sweden)	3		34
United Overseas Bank Ltd. (Singapore)	2		38

			815

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1		62
Carlsberg A/S, Class B (Denmark)	1		97
Diageo plc (United Kingdom)	2		99
Kirin Holdings Co. Ltd. (Japan)	1		19

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Pernod Ricard SA (France)	–	(c)	40

			317

Biotechnology — 0.0% (d)
BeiGene Ltd., ADR (China) *	–	(c)	75
Genmab A/S (Denmark) *	–	(c)	95
Grifols SA (Spain)	1		25
Grifols SA (Preference), Class B (Spain)	–	(c)	–	(c)

			195

Building Products — 0.0% (d)
Assa Abloy AB, Class B (Sweden)	1		17
Daikin Industries Ltd. (Japan)	–	(c)	12

			29

Capital Markets — 0.1%
Allfunds Group plc (United Kingdom) *	1		21
Bridgepoint Group plc (United Kingdom) * (e)	3		19
Deutsche Boerse AG (Germany)	–	(c)	15
Euronext NV (Netherlands) (e)	1		68
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1		66
Julius Baer Group Ltd. (Switzerland)	1		34
London Stock Exchange Group plc (United Kingdom)	1		119
Macquarie Group Ltd. (Australia)	–	(c)	32
Partners Group Holding AG (Switzerland)	–	(c)	20
XP, Inc., Class A (Brazil) *	–	(c)	10

			404

Chemicals — 0.1%
Air Liquide SA (France)	–	(c)	68
Akzo Nobel NV (Netherlands)	–	(c)	38
Asahi Kasei Corp. (Japan)	6		63
BASF SE (Germany)	–	(c)	35
Covestro AG (Germany) (e)	–	(c)	26
Givaudan SA (Registered) (Switzerland)	–	(c)	68
Johnson Matthey plc (United Kingdom)	1		37
Kansai Paint Co. Ltd. (Japan)	1		32
Shin-Etsu Chemical Co. Ltd. (Japan)	1		85
Tosoh Corp. (Japan)	–	(c)	4
Umicore SA (Belgium)	–	(c)	29

			485

Communications Equipment — 0.0% (d)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	5		53

Containers & Packaging — 0.0% (d)
Amcor plc, CHDI	2		20

Diversified Financial Services — 0.0% (d)
Challenger Ltd. (Australia)	3		12
Element Fleet Management Corp. (Canada)	3		34
Mitsubishi HC Capital, Inc. (Japan)	3		13

			59

Diversified Telecommunication Services — 0.0% (d)
Koninklijke KPN NV (Netherlands)	6		20
KT Corp. (South Korea)	1		16
Nippon Telegraph & Telephone Corp. (Japan)	4		112
Telecom Italia SpA (Italy)	27		11

			159

Electric Utilities — 0.0% (d)
Enel SpA (Italy)	11		86
Iberdrola SA (Spain)	5		51
Orsted A/S (Denmark) (e)	–	(c)	25

			162

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	5		154
Legrand SA (France)	–	(c)	29
Mitsubishi Electric Corp. (Japan)	4		53
Nidec Corp. (Japan)	–	(c)	39
Prysmian SpA (Italy)	1		35

			310

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	2		144
Keyence Corp. (Japan)	–	(c)	172
Murata Manufacturing Co. Ltd. (Japan)	1		71
Omron Corp. (Japan)	–	(c)	30

			417

Energy Equipment & Services — 0.0% (d)
Worley Ltd. (Australia)	3		23

Equity Real Estate Investment Trusts (REITs) — 0.0% (d)
Great Portland Estates plc (United Kingdom)	3		26
Scentre Group (Australia)	9		20

			46

Food & Staples Retailing — 0.0% (d)
Seven & i Holdings Co. Ltd. (Japan)	1		50
Welcia Holdings Co. Ltd. (Japan)	–	(c)	14

			64

Food Products — 0.1%
Associated British Foods plc (United Kingdom)	1		20
Barry Callebaut AG (Registered) (Switzerland)	–	(c)	23
Danone SA (France)	–	(c)	12
Nestle SA (Registered) (Switzerland)	2		276
Wilmar International Ltd. (China)	10		32

			363

Gas Utilities — 0.0% (d)
Beijing Enterprises Holdings Ltd. (China)	3		12

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland)	–	(c)	16
Asahi Intecc Co. Ltd. (Japan)	–	(c)	8
Elekta AB, Class B (Sweden)	2		21
Hoya Corp. (Japan)	–	(c)	44
Koninklijke Philips NV (Netherlands)	2		82
Sartorius AG (Preference) (Germany)	–	(c)	39
Siemens Healthineers AG (Germany) (e)	1		44
Straumann Holding AG (Registered) (Switzerland)	–	(c)	68
Terumo Corp. (Japan)	1		25

			347

Health Care Providers & Services — 0.0% (d)
Fresenius SE & Co. KGaA (Germany)	1		43

Hotels, Restaurants & Leisure — 0.0% (d)
Compass Group plc (United Kingdom) *	2		40

Household Durables — 0.0% (d)
Panasonic Corp. (Japan)	3		31
Persimmon plc (United Kingdom)	1		30

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Sony Group Corp. (Japan)	–	(c)	45

			106

Household Products — 0.0% (d)
Reckitt Benckiser Group plc (United Kingdom)	–	(c)	29
Unicharm Corp. (Japan)	1		32

			61

Independent Power and Renewable Electricity Producers — 0.0% (d)
Electric Power Development Co. Ltd. (Japan)	1		13

Industrial Conglomerates — 0.0% (d)
DCC plc (United Kingdom)	–	(c)	27
Jardine Matheson Holdings Ltd. (Hong Kong)	1		27
Melrose Industries plc (United Kingdom)	16		37
Siemens AG (Registered) (Germany)	1		126

			217

Insurance — 0.2%
AIA Group Ltd. (Hong Kong)	13		153
Aon plc, Class A	–	(c)	29
Aviva plc (United Kingdom)	5		24
AXA SA (France)	3		75
Direct Line Insurance Group plc (United Kingdom)	5		18
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(c)	76
PICC Property & Casualty Co. Ltd., Class H (China)	24		23
Ping An Insurance Group Co. of China Ltd., Class H (China)	2		14
Sampo OYJ, Class A (Finland)	1		53
Storebrand ASA (Norway)	4		37
Sun Life Financial, Inc. (Canada)	1		57
Tokio Marine Holdings, Inc. (Japan)	1		43
Zurich Insurance Group AG (Switzerland)	–	(c)	38

			640

Interactive Media & Services — 0.0% (d)
Adevinta ASA (France) *	2		39
NAVER Corp. (South Korea)	–	(c)	31
Tencent Holdings Ltd. (China)	1		76
Z Holdings Corp. (Japan)	4		25

			171

Internet & Direct Marketing Retail — 0.0% (d)
Alibaba Group Holding Ltd., ADR (China) *	–	(c)	10
ASOS plc (United Kingdom) *	1		27
Coupang, Inc. (South Korea) *	–	(c)	6
MercadoLibre, Inc. (Argentina) *	–	(c)	78
THG plc (United Kingdom) *	1		9
Zalando SE (Germany) * (e)	–	(c)	36

			166

IT Services — 0.0% (d)
Amadeus IT Group SA (Spain) *	–	(c)	19
NTT Data Corp. (Japan)	3		61
Obic Co. Ltd. (Japan)	–	(c)	47

			127

Life Sciences Tools & Services — 0.0% (d)
Evotec SE (Germany) *	–	(c)	22

Machinery — 0.0% (d)
Epiroc AB, Class A (Sweden)	1		25
KION Group AG (Germany)	–	(c)	41
Knorr-Bremse AG (Germany)	–	(c)	18
SMC Corp. (Japan)	–	(c)	83
THK Co. Ltd. (Japan)	1		11

			178

Media — 0.0% (d)
CyberAgent, Inc. (Japan)	2		44
Nordic Entertainment Group AB, Class B (Sweden) *	–	(c)	15
Stroeer SE & Co. KGaA (Germany)	–	(c)	19
WPP plc (United Kingdom)	3		39

			117

Metals & Mining — 0.0% (d)
Antofagasta plc (Chile)	2		31
BHP Group Ltd. (Australia)	1		14
BHP Group plc (Australia)	2		54
IGO Ltd. (Australia)	7		46
Rio Tinto Ltd. (Australia)	–	(c)	12
Rio Tinto plc (Australia)	–	(c)	17
South32 Ltd. (Australia)	8		21
Vale SA, ADR (Brazil)	1		15

			210

Multiline Retail — 0.0% (d)
B&M European Value Retail SA (United Kingdom)	4		31
Next plc (United Kingdom)	–	(c)	33

			64

Multi-Utilities — 0.0% (d)
Engie SA (France)	9		113
National Grid plc (United Kingdom)	3		33

			146

Oil, Gas & Consumable Fuels — 0.0% (d)
Equinor ASA (Norway)	2		58
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1		24
TotalEnergies SE (France)	2		85

			167

Paper & Forest Products — 0.0% (d)
Stora Enso OYJ, Class R (Finland)	2		30

Personal Products — 0.1%
L’Oreal SA (France)	–	(c)	151
Pola Orbis Holdings, Inc. (Japan)	–	(c)	7
Unilever plc (United Kingdom)	2		122

			280

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	4		71
AstraZeneca plc (United Kingdom)	1		157
AstraZeneca plc, ADR (United Kingdom)	1		62
Bayer AG (Registered) (Germany)	1		44
Daiichi Sankyo Co. Ltd. (Japan)	1		22
GlaxoSmithKline plc, ADR (United Kingdom)	1		34
Hutchmed China Ltd., ADR (China) *	1		33
Ipsen SA (France)	–	(c)	18
Novartis AG (Registered) (Switzerland)	1		76
Novo Nordisk A/S, Class B (Denmark)	2		183
Otsuka Holdings Co. Ltd. (Japan)	1		30

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Roche Holding AG (Switzerland)	–	(c)	116
Sanofi (France)	1		82
Shionogi & Co. Ltd. (Japan)	1		67
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1		13

			1,008

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	–	(c)	31
Recruit Holdings Co. Ltd. (Japan)	2		99
RELX plc (United Kingdom)	2		66
TechnoPro Holdings, Inc. (Japan)	1		33
Teleperformance (France)	–	(c)	28

			257

Real Estate Management & Development — 0.0% (d)
Altus Group Ltd. (Canada)	–	(c)	14
Mitsui Fudosan Co. Ltd. (Japan)	2		47

			61

Road & Rail — 0.0% (d)
Canadian National Railway Co. (Canada)	–	(c)	5
Canadian National Railway Co. (Canada)	–	(c)	2
Central Japan Railway Co. (Japan)	–	(c)	32
TFI International, Inc. (Canada)	1		58

			97

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	–	(c)	297
Broadcom, Inc.	–	(c)	55
NXP Semiconductors NV (China)	–	(c)	54
Renesas Electronics Corp. (Japan) *	2		18
STMicroelectronics NV (Switzerland)	2		70
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2		180
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6		124
Tokyo Electron Ltd. (Japan)	–	(c)	77

			875

Software — 0.1%
Atlassian Corp. plc, Class A *	–	(c)	34
AVEVA Group plc (United Kingdom)	–	(c)	16
Dassault Systemes SE (France)	–	(c)	8
Dye & Durham Ltd. (Canada)	1		19
Lightspeed Commerce, Inc. (Canada) *	–	(c)	14
Nice Ltd., ADR (Israel) *	–	(c)	25
SAP SE (Germany)	1		133

			249

Specialty Retail — 0.0% (d)
Industria de Diseno Textil SA (Spain)	2		81
Kingfisher plc (United Kingdom)	11		49
Nitori Holdings Co. Ltd. (Japan)	–	(c)	42

			172

Technology Hardware, Storage & Peripherals — 0.0% (d)
Samsung Electronics Co. Ltd. (South Korea)	1		78

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	–	(c)	27
China Hongxing Sports Ltd. (China) * ‡	743		–	(c)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(c)	27
Dr. Martens plc (United Kingdom) *	3		17
EssilorLuxottica SA (France)	1		145
Hermes International (France)	–	(c)	66
Kering SA (France)	–	(c)	148
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(c)	62
Moncler SpA (Italy)	1		35
Samsonite International SA * (e)	6		12

			539

Thrifts & Mortgage Finance — 0.0% (d)
Housing Development Finance Corp. Ltd. (India)	1		28

Tobacco — 0.0% (d)
British American Tobacco plc (United Kingdom)	2		77

Trading Companies & Distributors — 0.0% (d)
Ashtead Group plc (United Kingdom)	1		49
Bunzl plc (United Kingdom)	1		18
Mitsubishi Corp. (Japan)	2		51
Sumitomo Corp. (Japan)	2		25

			143

Wireless Telecommunication Services — 0.0% (d)
America Movil SAB de CV, Class L, ADR (Mexico)	1		19
SoftBank Group Corp. (Japan)	1		46
Vodafone Group plc, ADR (United Kingdom)	2		31

			96

TOTAL COMMON STOCKS (Cost $6,554)			11,338

	No. of Warrants (000)
WARRANTS — 0.0% (d)
Textiles, Apparel & Luxury Goods — 0.0% (d)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 USD (Switzerland) * (Cost $—)	1		–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (f) (Cost $5,622)	5,620		5,622

Total Investments — 100.3% (Cost $373,191)			477,957
Liabilities in Excess of Other Assets — (0.3)% (g)			(1,350)

Net Assets — 100.0%			476,607

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF SEPTEMBER 30, 2021	PERCENT OF TOTAL INVESTMENTS
United States	95.2%
Ireland	1.3
Others (each less than 1.0%)	2.3
Short-Term Investments	1.2

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than one thousand.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The rate shown is the current yield as of September 30, 2021.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—		$267	$—		$267
Air Freight & Logistics	—		56	—		56
Auto Components	51		75	—		126
Automobiles	—		131	—		131
Banks	111		704	—		815
Beverages	—		317	—		317
Biotechnology	100		95	—		195
Building Products	—		29	—		29
Capital Markets	118		286	—		404
Chemicals	—		485	—		485
Communications Equipment	—		53	—		53
Containers & Packaging	—		20	—		20
Diversified Financial Services	34		25	—		59
Diversified Telecommunication Services	—		159	—		159
Electric Utilities	—		162	—		162
Electrical Equipment	—		310	—		310
Electronic Equipment, Instruments & Components	—		417	—		417
Energy Equipment & Services	—		23	—		23
Equity Real Estate Investment Trusts (REITs)	—		46	—		46
Food & Staples Retailing	—		64	—		64
Food Products	—		363	—		363
Gas Utilities	—		12	—		12
Health Care Equipment & Supplies	—		347	—		347
Health Care Providers & Services	—		43	—		43
Hotels, Restaurants & Leisure	—		40	—		40
Household Durables	—		106	—		106
Household Products	—		61	—		61
Independent Power and Renewable Electricity Producers	—		13	—		13
Industrial Conglomerates	—		217	—		217
Insurance	104		536	—		640
Interactive Media & Services	—		171	—		171
Internet & Direct Marketing Retail	130		36	—		166
IT Services	—		127	—		127
Life Sciences Tools & Services	—		22	—		22
Machinery	25		153	—		178
Media	—		117	—		117
Metals & Mining	15		195	—		210
Multiline Retail	—		64	—		64
Multi-Utilities	—		146	—		146
Oil, Gas & Consumable Fuels	24		143	—		167
Paper & Forest Products	—		30	—		30
Personal Products	—		280	—		280
Pharmaceuticals	142		866	—		1,008
Professional Services	—		257	—		257
Real Estate Management & Development	14		47	—		61
Road & Rail	65		32	—		97
Semiconductors & Semiconductor Equipment	289		586	—		875
Software	92		157	—		249
Specialty Retail	—		172	—		172
Technology Hardware, Storage & Peripherals	—		78	—		78
Textiles, Apparel & Luxury Goods	17		522	—	(a)	539
Thrifts & Mortgage Finance	—		28	—		28
Tobacco	—		77	—		77
Trading Companies & Distributors	—		143	—		143
Wireless Telecommunication Services	50		46	—		96

Total Common Stocks	1,381		9,957	—	(a)	11,338

Exchange-Traded Funds	379,669		—	—		379,669
Investment Companies	74,971		—	—		74,971
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	5,622		—	—		5,622

Total Investments in Securities	$461,643		$9,957	$—	(a)	$471,600

(a)	Amount rounds to less than one thousand.

As of September 30, 2021, certain investments companies with a fair value of $6,357 have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$9,616	$—	$—	$—		$(262)	$9,354	149	$53	$—
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	7,475	—	—	—		(548)	6,927	128	118	—
JPMorgan BetaBuilders Europe ETF (a)	41,157	2,396	—	—		(1,150)	42,403	743	217	—
JPMorgan BetaBuilders Japan ETF (a)	14,252	1,301	997	34		612	15,202	259	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	29,045	500	—	—		(148)	29,397	2,452	162	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,810	—	—	—		(23)	4,787	561	31	—
JPMorgan High Yield Fund Class R6 Shares (a)	9,786	—	500	84		(108)	9,262	1,267	117	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	5,967	30,645	30,990	—	(c)	— (c)	5,622	5,620	1	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	4,014	—	—	—		(3)	4,011	361	9	—

Total	$126,122	$34,842	$32,487	$118		$(1,630)	$126,965		$708	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.